Summary of Significant Accounting Policies (Details) - Schedule of revenue recognition - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of revenue recognition [Abstract]
Sales of tea products, beverages and light meals in retail shop chains	$ 358,515	$ 448,000	$ 401,814
Sales of dark tea products	5,353,166	417,705
Total	$ 5,711,681	$ 865,705	$ 401,814